STOCKHOLDERS' EQUITY (DEFICIT) - Common Stock (Details)		9 Months Ended	12 Months Ended
	May 10, 2022 USD ($) shares	Sep. 30, 2023 Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	May 13, 2022 shares	Dec. 31, 2021 $ / shares shares	Oct. 31, 2021 $ / shares shares	Oct. 06, 2021 shares
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Consideration of shares surrendered for cancellations | $	$ 0
Percentage of founder shares	20.00%
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%	20.00%
Founder shares
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, shares outstanding (in shares)	2,300,000
Shares subject to forfeiture	300,000					300,000
Shares are no longer subject to forfeiture				300,000
Sponsor | Founder shares
STOCKHOLDERS' EQUITY (DEFICIT)
Number of shares surrendered	575,000
Consideration of shares surrendered for cancellations | $	$ 0
Class A common stock
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, shares authorized (in shares)		100,000,000	100,000,000		100,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, votes per share | Vote		1	1
Common stock, shares issued (in shares)		9,338,000	9,338,000		0
Common stock, shares outstanding (in shares)		9,338,000	9,338,000		0
Class B common stock
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, shares authorized (in shares)		10,000,000	10,000,000		10,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, votes per share | Vote		1	1
Common stock, shares issued (in shares)		2,300,000	2,300,000		2,300,000
Common stock, shares outstanding (in shares)	2,300,000	2,300,000	2,300,000		2,300,000
Shares subject to forfeiture			300,000
Class B common stock | Sponsor
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, shares issued (in shares)							2,875,000
Number of shares surrendered	575,000
Consideration of shares surrendered for cancellations | $	$ 0
Class B common stock | Sponsor | Founder shares
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, par value (in dollars per share) | $ / shares						$ 0.0001
Common stock, shares outstanding (in shares)		2,300,000
Number of shares surrendered	575,000
Consideration of shares surrendered for cancellations | $	$ 0
Shares subject to forfeiture						300,000
Shares are no longer subject to forfeiture				300,000